Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	$ 463,049	$ 419,782	$ 480,820
North America
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	5,513	6,218	22,317
Europe
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	124,857	109,267	109,347
Asia
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	91,552	73,073	87,658
South America
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	212,616	220,336	253,746
Other
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	$ 28,511	$ 10,888	$ 7,752